General and Administrative Expenses	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
General And Administrative Expenses

17. General and Administrative Expenses

General and administrative expenses include management fees payable to our Managers and costs in relation to our operation as a public company. General and administrative expenses for the years ended December 31, 2014, 2015 and 2016 were as follows:

	December 31,
	2014	2015	2016
Management fees - related party	$8,962	$10,764	$11,611
Professional fees (legal and accounting)	813	906	528
Compensation for Directors and Officers	2,004	1,712	1,907
Listing fees and expenses	87	90	107
Miscellaneous	1,465	1,145	1,228
Total	$13,331	$14,617	$15,381